Investments in Associates - Aris Gold Narrative (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Sep. 26, 2022
Disclosure of associates [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	$ 0	$ (31,050)
Aris Gold
Disclosure of associates [line items]
Percentage of voting equity interests acquired				55.70%
Aris Gold
Disclosure of associates [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			$ (31,050)